UBS PW TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                       UBS PW TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002







                                    CONTENTS



Report of Independent Auditors ........................................    1

Statement of Assets, Liabilities and Members' Capital .................    2

Statement of Operations ...............................................    3

Statements of Changes in Members' (Partners') Capital .................    4

Statement of Cash Flows ...............................................    5

Notes to Financial Statements .........................................    6

                         Report of Independent Auditors

To the Members and Board of Directors of UBS PW Technology Partners, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS PW Technology Partners, L.L.C. (the "Fund") as of December 31, 2002, the related statements of operations and cash flows for the year then ended and the statements of changes in members' (partners') capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Technology Partners, L.L.C. at December 3 1, 2002, the results of its operations and its cash flows for the year then ended and the changes in its members' (partners') capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /S/  ERNST & YOUNG LLP

New York, New York
February 14,2003


                                                                                           UBS PW TECHNOLOGY PARTNERS, L.L.C.
                                                                        STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------------------

                                                                                                            DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $554,736,450)                                                              $ 678,290,600
Cash and cash equivalents                                                                                          38,036,262
Interest receivable                                                                                                     9,757
------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                                      716,336,619
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                                                             62,222,007
   Management fee                                                                                                     588,067
   Administration fee                                                                                                 240,286
   Professional fees                                                                                                  217,196
   Other payables                                                                                                      28,854
------------------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                                  63,296,410
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                      $ 653,040,209
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                                       $ 529,486,059
Accumulated net unrealized appreciation on investments                                                            123,554,150
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                                $ 653,040,209
------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


                                                                                           UBS PW TECHNOLOGY PARTNERS, L.L.C.
                                                                                                      STATEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------

                                                                                                 YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                                         $    384,197
------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                               384,197
------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                                                      7,756,585
Administration fee                                                                                                    776,848
Professional fees                                                                                                     397,888
Miscellaneous                                                                                                         141,312
------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                                      9,072,633
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                                (8,688,436)
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain from investments                                                                                 17,185,261
Change in net unrealized appreciation/depreciation from investments                                               (25,812,804)
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                                                  (8,627,543)
------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                                                    $(17,315,979)
------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               3


                                                                                       UBS PW TECHNOLOGY PARTNERS, L.L.C.
                                                                    STATEMENTS OF CHANGES IN MEMBERS' (PARTNERS') CAPITAL
                                                                                   YEARS ENDED DECEMBER 31, 2002 AND 2001
-------------------------------------------------------------------------------------------------------------------------

                                                                  PW FUND
                                                                ADVISER L.L.C.          MEMBERS                TOTAL
-------------------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT JANUARY 1, 2001                             $ 2,033,694         $ 751,447,562         $ 753,481,256

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                         1,097            (8,911,499)           (8,910,402)
  Change in net unrealized
         appreciation/depreciation from investments                  (73,023)          (32,952,156)          (33,025,179)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN PARTNERS' CAPITAL
         DERIVED FROM OPERATIONS                                     (71,926)          (41,863,655)          (41,935,581)
-------------------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL TRANSACTIONS
  Proceeds from Partners' subscriptions                                    -           208,823,612           208,823,612
  Partners' withdrawals                                              (95,332)          (87,869,058)          (87,964,390)
  Offering costs                                                        (518)             (230,876)             (231,394)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN PARTNERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                   (95,850)          120,723,678           120,627,828
-------------------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT DECEMBER 31, 2001                           $ 1,865,918         $ 830,307,585         $ 832,173,503
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                 (4,634)           (8,683,802)           (8,688,436)
  Net realized gain from investments                                  51,200            17,134,061            17,185,261
  Change in net unrealized
         appreciation/depreciation from investments                  (65,902)          (25,746,902)          (25,812,804)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                     (19,336)          (17,296,643)          (17,315,979)
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                     -            29,599,768            29,599,768
  Members' withdrawals                                                     -          (191,389,914)         (191,389,914)
  Offering costs                                                         (64)              (27,105)              (27,169)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                       (64)         (161,817,251)         (161,817,315)
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                            $ 1,846,518         $ 651,193,691         $ 653,040,209
-------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               4


                                                                                     UBS PW TECHNOLOGY PARTNERS, L.L.C.
                                                                                                STATEMENT OF CASH FLOWS

------------------------------------------------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                                  $ (17,315,979)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                                   (200,717,771)
Proceeds from disposition of investments                                                                    381,816,582
  Net realized (gain) on investments                                                                        (17,185,261)
  Change in net unrealized appreciation/depreciation on investments                                          25,812,804
  Offering costs                                                                                                (27,169)
  Changes in assets and liabilities:
    Decrease in assets:
       Interest receivable                                                                                       12,361
    Increase/(decrease) in payables:
      Management fee                                                                                           (149,765)
      Administration fee                                                                                       (274,798)
      Professional fees                                                                                         158,696
      Other payables                                                                                            (17,436)
------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                   172,112,264

CASH FLOWS FROM FINANCING ACTIVITIES
Members' contributions                                                                                       29,599,768
Members' withdrawals                                                                                       (186,162,027)
------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                      (156,562,259)

Net increase in cash and cash equivalents                                                                    15,550,005
Cash and cash equivalents--beginning of year                                                                 22,486,257
------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                                     $ 38,036,262
------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               5

                                              UBS PW TECHNOLOGY PARTNERS, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS PW Technology Partners, L.L.C. (formerly PW Technology Partners, L.P.) (the "Fund") was initially organized as a limited partnership under the laws of Delaware on December 28, 1998 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or Member along with other investors.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company and the Manager of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice in each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                              UBS PW TECHNOLOGY PARTNERS, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------


     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawn from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                              UBS PW TECHNOLOGY PARTNERS, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays PWFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by PWFA to its affiliates.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or
         (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

         The Performance Bonus is equal to 1% of the balance of the Member's capital account at the end of the Measurement Period, provided that appreciation in the Member's capital account (net of any Performance Bonus) exceeds the Member's threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the years ended December 31, 2002 and 2001.

                                              UBS PW TECHNOLOGY PARTNERS, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------


     3. MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $22,250.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     4.  SECURITIES TRANSACTIONS

         Aggregate  purchases and sales of  Investment  Funds for the year ended
         December  31,  2002,   amounted  to  $200,717,771   and   $381,816,582,
         respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2002.

     5.  INVESTMENTS

         As of December 31, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2002.

             INVESTMENT OBJECTIVE            COST              FAIR VALUE
             --------------------            ----              ----------
               Long/Short Equity        $554,736,450          $678,290,600

                                              UBS PW TECHNOLOGY PARTNERS, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------


     5.  INVESTMENTS (CONTINUED)

         The following table lists the Fund's investments in Investment Funds as of December 31, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                               REALIZED AND
   INVESTMENT FUND:                                             UNREALIZED                       % OF
                                                               GAIN/(LOSS)                     MEMBERS'S
                                                 COST        FROM INVESTMENTS    FAIR VALUE     CAPITAL       LIQUIDITY
                                                 ----        ----------------    ----------     -------       ---------
Agnos Technology Fund, L.P.                    $10,000,000     $    747,405     $10,900,579       1.67%       Quarterly
Andor Technology Perennial Fund, L.P.*                   -       25,326,019      95,710,272      14.66        Quarterly
Andor Technology Small Cap Fund, L.P.***        30,000,000        6,058,662      31,137,979       4.77        Quarterly
Bowman Capital Private Equity Fund II, L.P.      1,405,771         (539,455)        866,316       0.13        **
Bowman Capital Founders Fund, L.P.               2,428,679         (975,600)        722,895       0.11        **
Camelot Capital, L.P.                           28,340,000       (6,831,663)     34,532,865       5.29        Quarterly
Chilton New Era Partners, L.P.                  85,000,000       (5,801,420)     81,136,833      12.42        Annually
Coatue Qualified Partners, L.P.                 20,000,000        1,052,943      21,052,943       3.22        Quarterly
Frontier Science & Technology Fund, L.P.         3,000,000         (122,359)      2,689,641       0.41        Quarterly
Galleon Technology Partners II, L.P.            54,250,000      (20,547,767)     47,272,957       7.24        Semi-Annually
Grange Park Technology Fund, LP                 22,500,000          952,063      23,452,063       3.59        Quarterly
Hornet Fund, L.P.                               41,500,000        1,948,689      43,448,689       6.65        Quarterly
Intrepid Capital Fund (QP), L.P.                40,312,000        1,913,426      49,924,843       7.64        Quarterly
Kaintuck Opportunity Fund B, LLC                25,000,000        1,273,453      26,273,453       4.02        Annually
Minot Capital II, LP                            40,000,000       (1,303,829)     38,696,171       5.93        Quarterly
PAW Partners, L.P.                              56,000,000      (10,619,004)     75,812,527      11.61        Quarterly
Peqout Telecommunications & Media Fund, L.P.    60,000,000       (1,066,847)     59,938,497       9.18        Quarterly
Tiger Technology, L.P.                          10,000,000        3,100,954      13,385,761       2.05        Annually
UT Technology Partners I, LP                    25,000,000       (3,736,324)     21,335,316       3.27        Quarterly
Redeemed Investment Funds                               --          543,111              --         --
                                             -------------    ------------     ------------     ------
TOTAL                                        $ 554,736,450    $ (8,627,543)     678,290,600     103.86
                                             =============    ============
LIABILITIES, LESS OTHER ASSETS                                                  (25,250,391)     (3.86)
                                                                               ------------     ------
MEMBERS' CAPITAL                                                               $653,040,209     100.00%
                                                                               ============     ======

*    Formerly, Pequot Technology Perennial Fund, L.P.
** The liquidity of the Fund's investments is driven by the Investment Funds' ability to liquidate its Private Investments.
*** Initial lock-up is three years from initial investment; approximately two years remaining.

                                              UBS PW TECHNOLOGY PARTNERS, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                                                PERIOD FROM
                                                                                                               APRIL 1, 1999
                                                                                                              (COMMENCEMENT OF
                                                                  YEARS ENDED DECEMBER 31,                  OPERATIONS) THROUGH
                                                             2002             2001              2000          DECEMBER 31, 1999
                                                             ----             ----              ----          -----------------
Ratio of net investment loss to average net assets***       (1.11)%          (1.06)%           (1.11)%             (1.38)%*
Ratio of total expenses to average net assets***             1.16 %            1.15%             1.20%               1.41%*
Portfolio turnover rate                                      26.80%            9.74%               -                   -
Total return                                                (1.90)%**        (4.80)%**          14.24%**            50.96%**
Net asset value at end of period                         $653,040,209     $832,173,503       $753,481,256        $385,681,474

        *Annualized.
      ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
    *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2003, the Fund has redeemed $ 163,608,273 in interests from Investment Funds.

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

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas      Length-since    Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)                Term -       First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Indefinite     UBS PaineWebber Inc.'s,
1285 Avenue of the Americas      Length-since    Alternative Investment Group,
New York, NY 10019                July 2002      since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)             Term -       Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Indefinite     Counsel and First Vice
1285 Avenue of the Americas      Length-since    President of UBS PaineWebber
New York, NY 10019                Inception      Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.